Finance Expenses, Net	12 Months Ended
Dec. 31, 2016
Finance Expenses, Net [Abstract]
FINANCE EXPENSES, NET
NOTE 8:-	FINANCE EXPENSES, NET

	Year ended December 31,
	2016	2015

Bank fees	$7	$6
Interest expenses	116	86
Impairment loss of investment in Parent Company	162	-

Finance expenses, net	$285	$92